Right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 6,895	$ 12,690
New contracts	10,304	2,018
Disposals and write-offs	(874)
Amortization	(4,853)	(8,710)
Remeasurement	(198)	419
Transfers	(114)
Foreign exchange effect	68	478
Balance at the end of the year, accumulated amortization	11,228	6,895
Balance at the end of the year	11,228	6,895
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	2,833
New contracts	375
Amortization	(1,034)
Remeasurement	197
Foreign exchange effect	17
Balance at the end of the year, accumulated amortization	2,388	2,833
Balance at the end of the year	$ 2,388	2,833
Average annual amortization rates %	31.00%
Machinery equipment and facilities [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 2,712
New contracts	7,109
Disposals and write-offs	(874)
Amortization	(1,874)
Remeasurement	(275)
Transfers	(114)
Foreign exchange effect	45
Balance at the end of the year, accumulated amortization	6,729	2,712
Balance at the end of the year	$ 6,729	2,712
Average annual amortization rates %	34.00%
I t equipment [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 198
New contracts	117
Amortization	(61)
Remeasurement	(120)
Foreign exchange effect	$ (1)
Balance at the end of the year, accumulated amortization		198
Balance at the end of the year		198
Average annual amortization rates %	33.00%
Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 1,152
New contracts	2,703
Amortization	(1,884)
Foreign exchange effect	7
Balance at the end of the year, accumulated amortization	1,978	1,152
Balance at the end of the year	$ 1,978	1,152
Average annual amortization rates %	34.00%
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at the end of the year, accumulated amortization	$ 133
Balance at the end of the year	133
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	44,518	50,004
Balance at the end of the year, accumulated amortization	45,440	44,518
Balance at the end of the year	45,440	44,518
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	7,300
Balance at the end of the year, accumulated amortization	6,278	7,300
Balance at the end of the year	6,278	7,300
Gross carrying amount [member] | Machinery equipment and facilities [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	18,106
Balance at the end of the year, accumulated amortization	16,079	18,106
Balance at the end of the year	16,079	18,106
Gross carrying amount [member] | I t equipment [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	282
Balance at the end of the year, accumulated amortization	317	282
Balance at the end of the year	317	282
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	18,830
Balance at the end of the year, accumulated amortization	22,766	18,830
Balance at the end of the year	22,766	18,830
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	(37,623)	(37,314)
Balance at the end of the year, accumulated amortization	(34,212)	(37,623)
Balance at the end of the year	(34,212)	(37,623)
Accumulated depreciation and amortisation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	(4,467)
Balance at the end of the year, accumulated amortization	(3,890)	(4,467)
Balance at the end of the year	(3,890)	(4,467)
Accumulated depreciation and amortisation [member] | Machinery equipment and facilities [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	(15,394)
Balance at the end of the year, accumulated amortization	(9,350)	(15,394)
Balance at the end of the year	(9,350)	(15,394)
Accumulated depreciation and amortisation [member] | I t equipment [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	(84)
Balance at the end of the year, accumulated amortization	(184)	(84)
Balance at the end of the year	(184)	(84)
Accumulated depreciation and amortisation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	(17,678)
Balance at the end of the year, accumulated amortization	(20,788)	(17,678)
Balance at the end of the year	(20,788)	$ (17,678)
I t equipment [member]
IfrsStatementLineItems [Line Items]
Balance at the end of the year, accumulated amortization	133
Balance at the end of the year	$ 133